INVENTORIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 891,000	$ 416,000	$ 461,000
Finished products	200,000	474,000	878,000
Total inventories	$ 1,091,000	$ 890,000	$ 1,339,000